Financial income (expense), net	12 Months Ended
Dec. 31, 2017
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Financial income (expense), net
34.	Financial income (expense), net

	12.31.2017	12.31.2016	12.31.2015
Financial income:
Interest on cash and cash equivalents and financial investments	131.8	193.6	146.9
Interest on receivables	26.0	31.9	38.5
Residual value guarantee	9.6	—	—
Taxes over financial revenue	8.0	(17.0)	(6.6)
Other	0.3	4.9	2.0

Total financial income	175.7	213.4	180.8

Financial expenses:
Financial restructuring costs	(1.5)	(0.5)	(0.7)
IOF - (tax on financial transactions)	(3.7)	(2.9)	(2.0)
Interest on taxes, social charges and contributions	(2.2)	(26.0)	(12.4)
Residual value guarantee	—	(32.6)	(13.6)
Interest on loans and financing	(215.2)	(182.6)	(164.6)
Other	(8.5)	(11.9)	(10.6)

Total financial expenses	(231.1)	(256.5)	(203.9)

Derivative instruments	7.8	(8.3)	0.2

Financial income (expenses), net	(47.6)	(51.4)	(22.9)